CONDENSED CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Ending balance, value at Dec. 31, 2023	$ 23,000	$ 7,453,265	$ 3,192,855	$ 23,242,946	$ (2,009,421)	$ 183,598	$ 32,086,243
Ending balance , shares at Dec. 31, 2023	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				1,469,028			1,469,028
Net loss attributable to noncontrolling interests						(51,609)	(51,609)
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs	$ 3,750	3,671,431					3,675,181
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, shares	1,500,000
Stock-based compensation to third parties	$ 313	453,937					454,250
Stock-based compensation to third parties, shares	125,000
Statutory reserve			203,372	(203,372)
Derecognition of noncontrolling interest upon disposal of subsidiaries						16,559	16,559
Foreign currency translation adjustments					(147,136)	(2,518)	(149,654)
Ending balance, value at Jun. 30, 2024	$ 27,063	11,578,633	3,396,227	24,508,602	(2,156,557)	146,030	37,499,998
Ending balance , shares at Jun. 30, 2024	12,325,000
Beginning balance, value at Dec. 31, 2023	$ 23,000	7,453,265	3,192,855	23,242,946	(2,009,421)	183,598	32,086,243
Beginning balance , shares at Dec. 31, 2023	9,200,000
Ending balance, value at Dec. 31, 2024	$ 27,063	11,578,633	3,433,589	24,455,403	(2,210,909)	154,278	37,438,057
Ending balance , shares at Dec. 31, 2024	10,825,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				(1,262,166)			(1,262,166)
Net loss attributable to noncontrolling interests						(46,345)	(46,345)
Share-based compensation	$ 3,750	2,141,250					2,145,000
Stock-based compensation, shares	1,500,000
Statutory reserve			233,780	(233,780)
Derecognition of noncontrolling interest upon disposal of subsidiaries						32,812	32,812
Foreign currency translation adjustments					121,564	635	122,199
Ending balance, value at Jun. 30, 2025	$ 30,813	$ 13,719,883	$ 3,667,369	$ 22,959,457	$ (2,089,345)	$ 141,380	$ 38,429,557
Ending balance , shares at Jun. 30, 2025	12,325,000